Convertible Loans (Tables) - Warrant [Member]	12 Months Ended
Dec. 31, 2020
Valuation Technique, Black-Scholes Option Pricing Model [Member]
Schedule of Weighted-average Assumptions Valuation Method

The Mandatory Conversion (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	September 21, 2020	October 23, 2020	December 31, 2020
Dividend yield	0	0	0
Risk-free interest rate	0.19%	0.11%	0.09%
Expected term (years)	0.775	0.685	0.417
Volatility	51.96%	51.96%	48.06%
Share price	6.72	5.88	8.61
Exercise price	7.63	7.63	7.63
Fair value	15,208	6,457	47,499

Valuation Technique, Binomial Option Pricing Model [Member]
Schedule of Weighted-average Assumptions Valuation Method

The Optional Conversion (scenario 2) was estimated by the appraiser using binomial option pricing model and simulating and waiver of the lender as an exercise price, to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the issuance dates and as of balance sheet date:

	September 21, 2020	October 23, 2020	December 31, 2020
Dividend yield	0	0	0
Risk-free interest rate	0.12-0.16%	0.12-0.2%	0.10-0.14%
Volatility	51.96%	51.96%	48.06%
Share price	6.72	5.88	8.61
Fair value	26,824	15,167	77,381